LEASE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Lease Liability
LEASE LIABILITY

NOTE 10 – LEASE LIABILITY

Operating Leases

The Company leases office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Leases with initial terms in excess of 12 months are recorded as operating or financing leases in our consolidated balance sheet. Lease expense is recognized on a straight-line basis over the term of the lease. For leases beginning in 2018 and later, the Company accounts for lease components separately from the non-lease components. Most leases include one or more options to renew. The exercise of the lease renewal options is at the sole discretion of the Company. The depreciable life of the assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company leases approximately 18,000 square feet of space in Haltom City, Texas, pursuant to a month-to-month lease. This facility serves as our corporate headquarters, manufacturing facility and showroom. The lease is with M & M Real Estate, Inc. (“M & M”), a company owned solely by our majority shareholder and director of the Company.

On October 28, 2022, the Company entered into an operating lease that expires June 30, 2024. In June 2024, the Company extended the lease to December 31, 2024. The operating lease results in the recognition of ROU asset and lease liability on the balance sheet. ROU asset and operating lease liability are recognized based on the present value of lease payments over the lease terms of the commencement date. Because the leases do not provide an explicit or implicit rate of return, the Company determines incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar terms, which is 5.50%. The Company’s lease does not contain any material restrictive covenants. As of December 31, 2024, the lease expired.

NOTE 10 – LEASE LIABILITY

Operating Leases

The Company leases office space. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Leases with initial terms in excess of 12 months are recorded as operating or financing leases in our consolidated balance sheet. Lease expense is recognized on a straight-line basis over the term of the lease. For leases beginning in 2018 and later, the Company accounts for lease components separately from the non-lease components. Most leases include one or more options to renew. The exercise of the lease renewal options is at the sole discretion of the Company. The depreciable life of the assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company leases approximately 18,000 square feet of space in Haltom City, Texas, pursuant to a month-to-month lease. This facility serves as our corporate headquarters, manufacturing facility and showroom. The lease is with M & M Real Estate, Inc. (“M & M”), a company owned solely by our majority shareholder and director of the Company.

On October 28, 2022, the Company entered into an operating lease that expires June 30, 2024. In June 2024, the Company extended the lease to December 31, 2024. The operating lease results in the recognition of ROU asset and lease liability on the balance sheet. ROU asset and operating lease liability are recognized based on the present value of lease payments over the lease terms of the commencement date. Because the leases do not provide an explicit or implicit rate of return, the Company determines incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar terms, which is 5.50%. The Company’s lease does not contain any material restrictive covenants. As of December 31, 2024, the lease expired.